Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 558	$ 579	$ 1,174	$ 1,209
Dividends declared per common share (in dollars) (CAD per share)	$ 0.4375	$ 0.4375	$ 0.8750	$ 1.4350
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (in shares)	932,500,000	930,900,000	932,500,000	925,600,000
Assumed exercise of stock options (in shares)	0	0	0	0
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	932,500,000	930,900,000	932,500,000	925,600,000
Shares excluded from calculation of earnings per share (in shares)	8,762,229	5,503,174	8,762,229	5,503,174